Report of the directors financial review risk report - Management judgemental adjustments (Details) $ in Billions	6 Months Ended	12 Months Ended
	Jun. 30, 2025 USD ($) economic_scenario	Dec. 31, 2024 USD ($)
Disclosure of financial assets [line items]
ECL estimates, % weight assigned	100.00%
Number of economic scenarios to calculate ECL | economic_scenario	4
Allowance for ECL
Disclosure of financial assets [line items]
Increase in financial assets	$ 5.2	$ 4.8
Retail | Allowance for ECL
Disclosure of financial assets [line items]
Increase in financial assets	2.8	2.6
Wholesale | Allowance for ECL
Disclosure of financial assets [line items]
Increase in financial assets	2.4	2.2
Modelled ECL (A) | Allowance for ECL
Disclosure of financial assets [line items]
Increase in financial assets	4.6	4.6
Modelled ECL (A) | Retail | Allowance for ECL
Disclosure of financial assets [line items]
Increase in financial assets	2.7	2.6
Modelled ECL (A) | Wholesale | Allowance for ECL
Disclosure of financial assets [line items]
Increase in financial assets	1.9	2.0
Banks, sovereigns, government entities and low-risk counterparties | Allowance for ECL
Disclosure of financial assets [line items]
Increase in financial assets	(0.0)	(0.0)
Banks, sovereigns, government entities and low-risk counterparties | Wholesale | Allowance for ECL
Disclosure of financial assets [line items]
Increase in financial assets	(0.0)	(0.0)
Corporate lending adjustments | Allowance for ECL
Disclosure of financial assets [line items]
Increase in financial assets	0.2	0.1
Corporate lending adjustments | Wholesale | Allowance for ECL
Disclosure of financial assets [line items]
Increase in financial assets	0.2	0.1
Other credit judgements | Allowance for ECL
Disclosure of financial assets [line items]
Increase in financial assets	0.1	(0.0)
Other credit judgements | Retail | Allowance for ECL
Disclosure of financial assets [line items]
Increase in financial assets	0.1	(0.0)
Total management judgemental adjustments (B) | Allowance for ECL
Disclosure of financial assets [line items]
Increase in financial assets	0.3	0.1
Total management judgemental adjustments (B) | Retail | Allowance for ECL
Disclosure of financial assets [line items]
Increase in financial assets	0.1	(0.0)
Total management judgemental adjustments (B) | Wholesale
Disclosure of financial assets [line items]
Increase in ECL	0.1
Total management judgemental adjustments (B) | Wholesale | Allowance for ECL
Disclosure of financial assets [line items]
Increase in financial assets	0.2	0.1
Other adjustments (C) | Allowance for ECL
Disclosure of financial assets [line items]
Increase in financial assets	0.4	0.1
Other adjustments (C) | Retail | Allowance for ECL
Disclosure of financial assets [line items]
Increase in financial assets	0.1	(0.0)
Other adjustments (C) | Wholesale | Allowance for ECL
Disclosure of financial assets [line items]
Increase in financial assets	$ 0.3	$ 0.1